COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6:- COMMITMENTS AND CONTINGENCIES

Legal proceedings:

On March 28, 2024, a putative class action lawsuit was filed in the Delaware Court of Chancery against several former officers and directors of Collective Growth (the “Defendants”) which relates to events preceding the Transactions. Under the Transactions agreements, the Company may be required to honor all rights to indemnification or exculpation existing in favor of the directors and officers of Collective Growth, as were in effect prior to the Closing Date, solely with respect to any matters occurring on or prior to the Closing Date. The lawsuit generally alleges that the Defendants impaired Collective Growth’s public stockholders’ ability to exercise their redemption rights on an informed basis in connection with the Transactions, by failing to disclose material information in the proxy statement concerning the Defendants’ interests relating to the Transactions and the net cash per share that Collective Growth could contribute to the Transactions. The lawsuit asserts claims for breach of fiduciary duty and unjust enrichment.

On August 9, 2024, an amended complaint was filed, and in response, on August 23, 2024, the Defendants’ legal counsel filed a motion to dismiss. On November 19, 2025, the court granted the Defendants’ motion to dismiss with prejudice. On the same day, November 19, 2025, the plaintiff filed a notice of appeal. On January 9, 2026, the plaintiff filed its opening appellate brief. On February 9, 2026, the Defendants filed their answering appellate brief. Plaintiff filed its reply brief on February 27, 2026. On May 11, 2026, the court directed the parties to file supplemental memoranda addressing a recent court order, which involves legal issues similar to those at issue in the lawsuit. Plaintiff and Defendants filed their supplemental memoranda on May 28, 2026. On June 10, 2026, the court notified the parties that the case would be submitted for decision on the briefs as of August 12, 2026. On August 25, 2026, the court affirmed the dismissal of the lawsuit. On September 10, 2026, the court issued a mandate closing the case.

Based on the foregoing, the Company, with the advice of its legal counsel, considers this matter to be closed.

The Company is currently not part of, as plaintiff or defendant, any legal proceedings that, individually or in the aggregate, are expected by the Company to have a material effect on the Company's business, financial position, results of operations or cash flows.